Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Institutional Trust
Entity Central Index Key	0000925723
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026761
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Class A Shares
Trading Symbol	FGUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

  Sector allocation positively contributed to the Fund’s relative performance as the Fund maintained a significant overweight allocation to U.S. government agency mortgage-backed securities (MBS) over the period. The higher income available in floating rate collateralized mortgage obligations propelled overall returns for the period, as did the Fund’s holdings of conventional fixed-rate mortgage obligations.

  The Fund maintained a longer duration relative to the Index which contributed positively to the Fund’s relative performance.

Top Detractors from Performance

  The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as interest rates on short-term government securities were lower than on the yields available in the Mortgage sector.

  Volatility at the longer end of the yield curve toward the end of the period resulted in price declines on some MBS holdings of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class A Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2016	$10,000	$10,000	$10,000
5/31/2017	$10,037	$10,158	$10,065
5/31/2018	$10,124	$10,120	$10,198
5/31/2019	$10,294	$10,768	$10,443
5/31/2020	$10,491	$11,781	$10,691
5/31/2021	$10,525	$11,734	$10,711
5/31/2022	$10,457	$10,769	$10,720
5/31/2023	$10,746	$10,538	$11,048
5/31/2024	$11,323	$10,676	$11,658
5/31/2025	$11,889	$11,258	$12,227
5/31/2026	$12,439	$11,836	$12,713

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class A Shares	4.63%	3.40%	2.21%
Bloomberg US Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA US 6-Month Treasury Bill Index	3.97%	3.49%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,333,680,775
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 2,488,025
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,333,680,775 Number of Investments265 Portfolio Turnover24% Total Advisory Fees Paid$2,488,025
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	0.9%
U.S. Treasury Securities	8.8%
U.S. Government Agency Commericial Mortgage-Backed Securities	13.0%
Repurchase Agreements	31.2%
U.S. Government Agency Mortgage-Backed Securities	46.4%

Material Fund Change [Text Block]
C000026763
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Institutional Shares
Trading Symbol	FGUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

  Sector allocation positively contributed to the Fund’s relative performance as the Fund maintained a significant overweight allocation to U.S. government agency mortgage-backed securities (MBS) over the period. The higher income available in floating rate collateralized mortgage obligations propelled overall returns for the period, as did the Fund’s holdings of conventional fixed-rate mortgage obligations.

  The Fund maintained a longer duration relative to the Index which contributed positively to the Fund’s relative performance.

Top Detractors from Performance

  The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as interest rates on short-term government securities were lower than on the yields available in the Mortgage sector.

  Volatility at the longer end of the yield curve toward the end of the period resulted in price declines on some MBS holdings of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2016	$10,000	$10,000	$10,000
5/31/2017	$10,081	$10,158	$10,065
5/31/2018	$10,214	$10,120	$10,198
5/31/2019	$10,432	$10,768	$10,443
5/31/2020	$10,653	$11,781	$10,691
5/31/2021	$10,714	$11,734	$10,711
5/31/2022	$10,656	$10,769	$10,720
5/31/2023	$10,956	$10,538	$11,048
5/31/2024	$11,562	$10,676	$11,658
5/31/2025	$12,157	$11,258	$12,227
5/31/2026	$12,751	$11,836	$12,713

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	4.89%	3.54%	2.46%
Bloomberg US Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA US 6-Month Treasury Bill Index	3.97%	3.49%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,333,680,775
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 2,488,025
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,333,680,775 Number of Investments265 Portfolio Turnover24% Total Advisory Fees Paid$2,488,025
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	0.9%
U.S. Treasury Securities	8.8%
U.S. Government Agency Commericial Mortgage-Backed Securities	13.0%
Repurchase Agreements	31.2%
U.S. Government Agency Mortgage-Backed Securities	46.4%

Material Fund Change [Text Block]
C000168177
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Class R6 Shares
Trading Symbol	FGULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

  Sector allocation positively contributed to the Fund’s relative performance as the Fund maintained a significant overweight allocation to U.S. government agency mortgage-backed securities (MBS) over the period. The higher income available in floating rate collateralized mortgage obligations propelled overall returns for the period, as did the Fund’s holdings of conventional fixed-rate mortgage obligations.

  The Fund maintained a longer duration relative to the Index which contributed positively to the Fund’s relative performance.

Top Detractors from Performance

  The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as interest rates on short-term government securities were lower than on the yields available in the Mortgage sector.

  Volatility at the longer end of the yield curve toward the end of the period resulted in price declines on some MBS holdings of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Class R6 Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2016	$10,000	$10,000	$10,000
5/31/2017	$10,083	$10,158	$10,065
5/31/2018	$10,208	$10,120	$10,198
5/31/2019	$10,438	$10,768	$10,443
5/31/2020	$10,661	$11,781	$10,691
5/31/2021	$10,713	$11,734	$10,711
5/31/2022	$10,669	$10,769	$10,720
5/31/2023	$10,983	$10,538	$11,048
5/31/2024	$11,580	$10,676	$11,658
5/31/2025	$12,179	$11,258	$12,227
5/31/2026	$12,764	$11,836	$12,713

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	4.80%	3.56%	2.47%
Bloomberg US Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA US 6-Month Treasury Bill Index	3.97%	3.49%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,333,680,775
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 2,488,025
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,333,680,775 Number of Investments265 Portfolio Turnover24% Total Advisory Fees Paid$2,488,025
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	0.9%
U.S. Treasury Securities	8.8%
U.S. Government Agency Commericial Mortgage-Backed Securities	13.0%
Repurchase Agreements	31.2%
U.S. Government Agency Mortgage-Backed Securities	46.4%

Material Fund Change [Text Block]
C000026762
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Ultrashort Fund
Class Name	Service Shares
Trading Symbol	FEUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Ultrashort Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA US 6-Month Treasury Bill Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, a required broad-based index which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing primarily in U.S. government securities and U.S. government agency securities, including U.S. government agency mortgage-backed securities.

Top Contributors to Performance

  Sector allocation positively contributed to the Fund’s relative performance as the Fund maintained a significant overweight allocation to U.S. government agency mortgage-backed securities (MBS) over the period. The higher income available in floating rate collateralized mortgage obligations propelled overall returns for the period, as did the Fund’s holdings of conventional fixed-rate mortgage obligations.

  The Fund maintained a longer duration relative to the Index which contributed positively to the Fund’s relative performance.

Top Detractors from Performance

  The Fund’s allocation to government money market instruments, while enhancing principal stability and liquidity, detracted from Fund performance as interest rates on short-term government securities were lower than on the yields available in the Mortgage sector.

  Volatility at the longer end of the yield curve toward the end of the period resulted in price declines on some MBS holdings of the Fund.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Service Shares	Bloomberg US Aggregate Bond Index	ICE BofA US 6-Month Treasury Bill Index
5/31/2016	$10,000	$10,000	$10,000
5/31/2017	$10,071	$10,158	$10,065
5/31/2018	$10,193	$10,120	$10,198
5/31/2019	$10,401	$10,768	$10,443
5/31/2020	$10,622	$11,781	$10,691
5/31/2021	$10,661	$11,734	$10,711
5/31/2022	$10,605	$10,769	$10,720
5/31/2023	$10,893	$10,538	$11,048
5/31/2024	$11,484	$10,676	$11,658
5/31/2025	$12,064	$11,258	$12,227
5/31/2026	$12,641	$11,836	$12,713

Average Annual Return [Table Text Block]
Table Summary
Fund/Index	1 Year	5 Years	10 Years
Service Shares	4.78%	3.46%	2.37%
Bloomberg US Aggregate Bond Index	5.13%	0.17%	1.70%
ICE BofA US 6-Month Treasury Bill Index	3.97%	3.49%	2.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 2,333,680,775
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 2,488,025
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,333,680,775 Number of Investments265 Portfolio Turnover24% Total Advisory Fees Paid$2,488,025
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	0.9%
U.S. Treasury Securities	8.8%
U.S. Government Agency Commericial Mortgage-Backed Securities	13.0%
Repurchase Agreements	31.2%
U.S. Government Agency Mortgage-Backed Securities	46.4%

Material Fund Change [Text Block]